INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (50,679)	$ (53,432)	$ (60,249)
Foreign	16,766	(1,518)	16,460
Loss before taxes on income	$ (33,913)	$ (54,950)	$ (43,789)